Note A - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Product Warranty Liability [Table Text Block]
	2012	2011	2010
Balance at beginning of year	$1,228	$1,543	$1,863
Provision	1,394	1,081	1,217
Claims	(1,489)	(1,396)	(1,537)
Balance at end of year	$1,133	$1,228	$1,543